UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Hong T. Le

American Funds Fundamental Investors

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Fundamental Investors® Semi-annual report for the six months ended June 30, 2022

Flexibility can help
uncover value in any
market environment

Fundamental Investors seeks long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended June 30, 2022:

	1 year	5 years	10 years

Class F-2 shares	–14.62%	8.58%	11.78%
Class A shares (reflecting 5.75% maximum sales charge)	–19.69	7.08	10.88

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.38% for Class F-2 shares and 0.59% for Class A shares as of the prospectus dated March 1, 2022 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of June 30, 2022, was 1.23% for Class F-2 shares and 0.94% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The fund’s 12-month distribution rate as of that date was 1.68% for Class F-2 shares and 1.37% for Class A shares. The Class A share results reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Fundamental Investors for the periods ended June 30, 2022, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/FINFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

10	Financial statements

14	Notes to financial statements

24	Financial highlights

Results at a glance

For periods ended June 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Fundamental Investors (Class F-2 shares)[2]	–20.58%	–14.62%	8.58%	11.78%	12.20%
Fundamental Investors (Class A shares)	–20.68	–14.80	8.36	11.54	11.99
S&P 500 Index[3]	–19.96	–10.62	11.31	12.96	11.58

[1]	Lifetime returns are from August 1, 1978, the date Capital Research and Management Company began managing the fund.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Source: S&P Dow Jones Indices. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fundamental Investors	1

Investment portfolio June 30, 2022	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	78.97%
Canada	4.18
United Kingdom	3.82
Eurozone*	3.12
South Korea	1.15
Switzerland	.94
Sweden	.77
Taiwan	.72
India	.60
Other countries	2.04
Short-term securities & other assets less liabilities	3.69
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 96.01%	Shares	Value (000)
Information technology 20.43%
Microsoft Corp.	19,426,975	$4,989,430
Broadcom, Inc.	7,701,237	3,741,338
Micron Technology, Inc.	20,013,621	1,106,353
Applied Materials, Inc.	11,567,509	1,052,412
Apple, Inc.	6,868,666	939,084
Taiwan Semiconductor Manufacturing Company, Ltd.	35,435,400	567,281
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,250,991	184,019
TE Connectivity, Ltd.	5,380,767	608,834
Mastercard, Inc., Class A	1,814,217	572,349
Motorola Solutions, Inc.	2,539,662	532,313
Arista Networks, Inc.[1]	5,080,000	476,199
SK hynix, Inc.	6,727,200	471,484
ASML Holding NV	853,430	407,690
ASML Holding NV (New York registered) (ADR)	34,283	16,315
Visa, Inc., Class A	1,927,411	379,488
Intel Corp.	8,725,601	326,425
Fidelity National Information Services, Inc.	3,452,955	316,532
Texas Instruments, Inc.	1,999,655	307,247
KLA Corp.	881,544	281,283
Paychex, Inc.	2,409,916	274,417
FleetCor Technologies, Inc.[1]	1,206,800	253,561
STMicroelectronics NV	6,770,000	212,839
RingCentral, Inc., Class A1	4,056,266	211,981
ServiceNow, Inc.[1]	402,053	191,184
Samsung Electronics Co., Ltd.	4,277,800	187,796
Ceridian HCM Holding, Inc.[1]	3,633,899	171,084
Wolfspeed, Inc.[1]	2,571,307	163,150
Cisco Systems, Inc.	3,800,000	162,032
HubSpot, Inc.[1]	466,000	140,103
DocuSign, Inc.[1]	2,418,000	138,745
NortonLifeLock, Inc.	5,936,200	130,359
Microchip Technology, Inc.	2,104,000	122,200
Block, Inc., Class A1	1,855,000	114,008
VeriSign, Inc.[1]	675,258	112,991
Shopify, Inc., Class A, subordinate voting shares[1]	3,577,990	111,777
MongoDB, Inc., Class A1	419,406	108,836
SAP SE	1,144,614	104,272
Edenred SA	2,190,964	103,252
Concentrix Corp.	746,975	101,320
NetApp, Inc.	1,494,303	97,488
Lam Research Corp.	212,822	90,694
Amadeus IT Group SA, Class A, non-registered shares[1]	1,401,950	78,101
Smartsheet, Inc., Class A1	2,238,614	70,360
MicroStrategy, Inc., Class A1,2	427,918	70,307

2	Fundamental Investors

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Advanced Micro Devices, Inc.[1]	851,000	$65,076
EPAM Systems, Inc.[1]	217,000	63,967
LiveRamp Holdings, Inc.[1]	2,295,969	59,259
Adobe, Inc.[1]	161,399	59,082
Tokyo Electron, Ltd.	171,200	55,897
Keyence Corp.	103,100	35,243
SS&C Technologies Holdings, Inc.	503,000	29,209
Alteryx, Inc., Class A1	589,898	28,563
MKS Instruments, Inc.	200,900	20,618
		21,215,847

Health care 14.43%
UnitedHealth Group, Inc.	4,804,488	2,467,729
Centene Corp.[1]	23,113,319	1,955,618
Pfizer, Inc.	27,193,847	1,425,773
Eli Lilly and Company	4,392,915	1,424,315
AstraZeneca PLC	7,740,002	1,017,566
AstraZeneca PLC (ADR)	1,407,738	93,009
Thermo Fisher Scientific, Inc.	1,949,885	1,059,334
Regeneron Pharmaceuticals, Inc.[1]	1,009,711	596,870
Abbott Laboratories	4,860,208	528,062
Cigna Corp.	1,880,006	495,419
Elevance Health, Inc.	872,103	420,859
Molina Healthcare, Inc.[1]	1,401,123	391,768
Seagen, Inc.[1]	1,880,883	332,803
Merck & Co., Inc.	3,500,000	319,095
Novo Nordisk A/S, Class B	2,533,003	280,939
Edwards Lifesciences Corp.[1]	2,795,128	265,789
ResMed, Inc.	1,063,977	223,042
Agilon Health, Inc.[1,2]	8,527,000	186,144
AbbVie, Inc.	1,142,035	174,914
Danaher Corp.	645,406	163,623
Horizon Therapeutics PLC[1]	1,770,806	141,240
Vertex Pharmaceuticals, Inc.[1]	435,133	122,616
Bristol-Myers Squibb Company	1,428,179	109,970
Humana, Inc.	233,500	109,294
Zimmer Biomet Holdings, Inc.	798,555	83,896
GSK PLC	3,876,837	83,324
Rede D’Or Sao Luiz SA	13,230,000	73,261
NovoCure, Ltd.[1]	988,861	68,726
Alnylam Pharmaceuticals, Inc.[1]	386,982	56,441
Gilead Sciences, Inc.	877,849	54,260
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	6,731,576	50,621
BeiGene, Ltd. (ADR)[1]	292,068	47,271
Mettler-Toledo International, Inc.[1]	37,455	43,027
Zoetis, Inc., Class A	240,815	41,394
Carl Zeiss Meditec AG, non-registered shares	249,297	29,756
Tandem Diabetes Care, Inc.[1]	249,121	14,746
CVS Health Corp.	131,392	12,175
Guardant Health, Inc.[1]	282,958	11,415
Applied Molecular Transport, Inc.[1,2,3]	2,313,601	6,733
		14,982,837

Consumer discretionary 11.23%
Amazon.com, Inc.[1]	14,665,760	1,557,650
Dollar General Corp.	3,485,239	855,417
Home Depot, Inc.	3,092,980	848,312
Dollar Tree Stores, Inc.[1]	4,999,735	779,209
Restaurant Brands International, Inc.	11,716,155	587,565
Booking Holdings, Inc.[1]	328,846	575,148
Coupang, Inc., Class A1	42,137,744	537,256
Evolution AB	4,890,690	444,667
D.R. Horton, Inc.	5,818,500	385,127
McDonald’s Corp.	1,373,763	339,155
Target Corp.	2,357,000	332,879
TJX Companies, Inc.	5,812,425	324,624
YUM! Brands, Inc.	2,428,331	275,640
Industria de Diseño Textil, SA	12,117,625	274,164

Fundamental Investors	3

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Caesars Entertainment, Inc.[1]	5,919,438	$226,715
Marriott International, Inc., Class A	1,625,544	221,090
Starbucks Corp.	2,800,000	213,892
Galaxy Entertainment Group, Ltd.	34,454,000	205,491
LVMH Moët Hennessy-Louis Vuitton SE	327,581	199,691
Flutter Entertainment PLC[1]	1,588,544	160,612
NIKE, Inc., Class B	1,558,519	159,281
Kering SA	302,049	155,132
Domino’s Pizza, Inc.	351,800	137,100
Mercedes-Benz Group AG	2,299,603	133,073
B&M European Value Retail SA	29,746,458	132,783
Adient PLC[1]	4,234,822	125,478
adidas AG	683,834	120,937
Darden Restaurants, Inc.	1,049,085	118,673
Chipotle Mexican Grill, Inc.[1]	89,000	116,346
Toll Brothers, Inc.	2,588,435	115,444
Entain PLC[1]	6,914,187	104,787
Cie. Financière Richemont SA, Class A	978,432	104,182
Burlington Stores, Inc.[1]	636,459	86,705
Trainline PLC[1]	23,977,300	84,060
Norwegian Cruise Line Holdings, Ltd.[1,2]	6,900,000	76,728
MercadoLibre, Inc.[1]	112,392	71,579
Hilton Worldwide Holdings, Inc.	640,041	71,326
Lear Corp.	480,181	60,450
Prosus NV, Class N	915,000	59,910
Five Below, Inc.[1]	518,411	58,803
Floor & Decor Holdings, Inc., Class A1	796,855	50,170
Aptiv PLC[1]	550,293	49,015
Lowe’s Companies, Inc.	266,613	46,569
Kindred Group PLC (SDR)	4,278,262	35,574
General Motors Company[1]	750,700	23,842
Mattel, Inc.[1]	433,553	9,681
Carvana Co., Class A1,2	377,700	8,529
Arrival Group[1]	1,769,354	2,796
		11,663,257

Financials 9.80%
Apollo Asset Management, Inc.	12,515,772	606,765
Blackstone, Inc., nonvoting shares	6,639,591	605,730
Aon PLC, Class A	2,155,151	581,201
JPMorgan Chase & Co.	5,087,290	572,880
KKR & Co., Inc.	10,679,321	494,346
CME Group, Inc., Class A	2,365,777	484,275
Bank of America Corp.	12,646,518	393,686
HDFC Bank, Ltd.	22,825,000	389,605
Marsh & McLennan Companies, Inc.	2,464,775	382,656
S&P Global, Inc.	1,122,670	378,407
Chubb, Ltd.	1,880,779	369,723
Capital One Financial Corp.	3,076,185	320,508
First Republic Bank	2,079,770	299,903
Citizens Financial Group, Inc.	8,350,210	298,019
Arthur J. Gallagher & Co.	1,811,716	295,382
Wells Fargo & Company	7,378,504	289,016
Citigroup, Inc.	5,870,000	269,961
BlackRock, Inc.	438,808	267,252
OneMain Holdings, Inc.[3]	7,142,177	266,975
Intercontinental Exchange, Inc.	2,656,272	249,796
Arch Capital Group, Ltd.[1]	4,874,000	221,718
Synchrony Financial	7,636,075	210,908
Blue Owl Capital, Inc., Class A2	20,384,000	204,451
AXA SA	7,380,000	167,516
Kotak Mahindra Bank, Ltd.	7,571,000	159,248
Signature Bank	857,967	153,756
Brookfield Asset Management, Inc., Class A	3,358,176	149,338
W. R. Berkley Corp.	2,099,638	143,321
Moody’s Corp.	466,890	126,980
Société Générale	5,320,735	116,480
Discover Financial Services	1,144,764	108,272

4	Fundamental Investors

Common stocks (continued)	Shares	Value (000)
Financials (continued)
London Stock Exchange Group PLC	1,110,776	$103,196
Ares Management Corp., Class A	1,715,153	97,524
AIA Group, Ltd.	7,048,400	76,396
Fifth Third Bancorp	2,213,400	74,370
Progressive Corp.	575,000	66,855
EQT AB	2,855,934	58,460
Toronto-Dominion Bank (CAD denominated)	807,601	52,960
Bank of Nova Scotia (CAD denominated)[2]	597,642	35,370
Focus Financial Partners, Inc., Class A1	700,000	23,842
Morgan Stanley	98,500	7,492
SVB Financial Group[1]	17,500	6,912
		10,181,451

Industrials 9.71%
TransDigm Group, Inc.[1]	1,673,313	898,017
CSX Corp.	26,872,239	780,907
Carrier Global Corp.	19,260,591	686,833
Deere & Company	1,900,000	568,993
Union Pacific Corp.	2,648,432	564,858
Caterpillar, Inc.	2,930,771	523,905
Regal Rexnord Corp.[3]	3,654,382	414,845
United Rentals, Inc.[1]	1,575,957	382,816
Boeing Company[1]	2,740,500	374,681
ITT, Inc.[3]	5,564,000	374,123
Northrop Grumman Corp.	766,401	366,777
Raytheon Technologies Corp.	3,492,347	335,649
Airbus SE, non-registered shares	3,404,440	329,832
ABB, Ltd.	11,981,996	319,553
Lockheed Martin Corp.	724,929	311,691
Emerson Electric Co.	3,561,298	283,266
Norfolk Southern Corp.	1,050,260	238,714
Waste Connections, Inc.	1,834,233	227,372
TFI International, Inc. (CAD denominated)	2,546,544	204,424
Jacobs Engineering Group, Inc.	1,550,000	197,052
Schneider Electric SE	1,661,400	196,566
Sandvik AB	9,858,700	159,834
Rockwell Automation	793,381	158,129
LIXIL Corp.	8,167,300	152,896
Huntington Ingalls Industries, Inc.	669,100	145,743
BWX Technologies, Inc.	1,769,181	97,464
United Parcel Service, Inc., Class B	530,598	96,855
Dun & Bradstreet Holdings, Inc.[1]	5,777,714	86,839
L3Harris Technologies, Inc.	359,000	86,770
United Airlines Holdings, Inc.[1]	2,448,929	86,741
Lifco AB, Class B	4,358,648	69,983
Honeywell International, Inc.	394,989	68,653
AMETEK, Inc.	601,953	66,149
IMCD NV	400,000	54,892
Canadian Pacific Railway, Ltd.	728,300	50,864
Checkout Payments Group, Ltd., Series D1,4,5,6	159,760	38,662
Equifax, Inc.	158,533	28,977
DSV A/S	194,233	27,125
Storskogen Group AB, Class B	19,103,844	27,022
		10,084,472

Consumer staples 9.07%
Philip Morris International, Inc.	24,173,427	2,386,884
British American Tobacco PLC	38,586,299	1,653,148
British American Tobacco PLC (ADR)	1,508,635	64,736
Altria Group, Inc.	25,258,919	1,055,065
Keurig Dr Pepper, Inc.	17,228,635	609,721
Nestlé SA	4,738,967	553,198
Mondelez International, Inc.	6,814,900	423,137
Bunge, Ltd.	3,299,431	299,226
Archer Daniels Midland Company	3,853,839	299,058
Conagra Brands, Inc.	8,598,516	294,413
Procter & Gamble Company	1,998,929	287,426
Monster Beverage Corp.[1]	2,972,727	275,572

Fundamental Investors	5

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Constellation Brands, Inc., Class A	1,054,813	$245,835
Walmart, Inc.	1,400,000	170,212
Anheuser-Busch InBev SA/NV	2,909,572	156,601
Walgreens Boots Alliance, Inc.	3,799,345	143,995
Imperial Brands PLC	4,830,417	107,958
Shop Apotheke Europe NV, non-registered shares[1,3]	1,175,886	104,521
Reckitt Benckiser Group PLC (ADR)[2]	6,017,162	91,641
General Mills, Inc.	923,309	69,664
Kraft Heinz Company	1,810,177	69,040
Church & Dwight Co., Inc.	604,190	55,984
		9,417,035

Communication services 7.74%
Alphabet, Inc., Class C1	895,582	1,959,041
Alphabet, Inc., Class A1	235,998	514,301
Meta Platforms, Inc., Class A1	10,218,246	1,647,692
Comcast Corp., Class A	35,855,070	1,406,953
Netflix, Inc.[1]	4,291,275	750,415
Charter Communications, Inc., Class A1	1,379,546	646,359
Walt Disney Company[1]	3,490,166	329,472
ZoomInfo Technologies, Inc.[1]	6,175,000	205,257
AT&T, Inc.	8,000,000	167,680
Take-Two Interactive Software, Inc.[1]	689,920	84,536
Activision Blizzard, Inc.	868,540	67,624
Sea, Ltd., Class A (ADR)[1]	918,909	61,438
Pinterest, Inc., Class A1	3,350,481	60,845
JOYY, Inc., Class A (ADR)[2]	1,359,636	40,599
Electronic Arts, Inc.	330,576	40,215
New York Times Co., Class A	1,308,000	36,493
Vodafone Group PLC (ADR)	892,900	13,911
BT Group PLC	3,839,255	8,707
		8,041,538

Energy 5.63%
Canadian Natural Resources, Ltd. (CAD denominated)	21,759,632	1,169,293
ConocoPhillips	8,702,212	781,546
TC Energy Corp. (CAD denominated)[2]	12,388,000	641,728
Pioneer Natural Resources Company	1,928,692	430,253
Baker Hughes Co., Class A	14,712,137	424,739
Exxon Mobil Corp.	4,919,762	421,328
EOG Resources, Inc.	3,735,152	412,510
Coterra Energy, Inc.	12,000,000	309,480
Chesapeake Energy Corp.	3,500,000	283,850
HF Sinclair Corp.	4,182,000	188,859
Cenovus Energy, Inc. (CAD denominated)	8,197,000	155,954
Chevron Corp.	1,061,177	153,637
EQT Corp.	4,362,028	150,054
Valero Energy Corp.	1,009,000	107,237
Equitrans Midstream Corp.	12,205,288	77,626
Tourmaline Oil Corp.	1,322,300	68,755
Antero Resources Corp.[1]	1,822,000	55,844
TotalEnergies SE	263,900	13,930
Aker BP ASA (SDR)[4]	34,534	1,199
Orron Energy AB	11,188	8
		5,847,830

Materials 4.13%
Corteva, Inc.	10,296,738	557,465
Vale SA, ordinary nominative shares	19,591,000	286,596
Vale SA, ordinary nominative shares (ADR)	17,107,506	250,283
Grupo México, SAB de CV, Series B	110,430,100	457,272
Wheaton Precious Metals Corp.	10,229,800	368,580
Linde PLC	1,232,785	354,463
Dow, Inc.	6,478,882	334,375
Barrick Gold Corp.	15,841,900	280,243
First Quantum Minerals, Ltd.	14,340,500	272,060
Mosaic Co.	4,845,000	228,829
Royal Gold, Inc.	1,417,000	151,307

6	Fundamental Investors

Common stocks (continued)	Shares	Value (000)
Materials (continued)
LyondellBasell Industries NV	1,714,473	$149,948
Rio Tinto PLC	2,394,543	143,310
Sherwin-Williams Company	524,073	117,345
Franco-Nevada Corp.	807,000	106,154
Asian Paints, Ltd.	2,142,500	73,120
CCL Industries, Inc., Class B, nonvoting shares	1,157,433	54,706
Albemarle Corp.	225,076	47,036
Lundin Mining Corp.	4,970,000	31,507
Newmont Corp.	455,500	27,180
		4,291,779

Utilities 2.43%
AES Corp.	32,147,621	675,421
CenterPoint Energy, Inc.	13,023,942	385,248
Edison International	5,891,997	372,610
Evergy, Inc.	3,881,771	253,285
CMS Energy Corp.	3,371,995	227,610
National Grid PLC	17,574,000	225,053
Exelon Corp.	3,544,721	160,647
Constellation Energy Corp.	2,459,884	140,853
Enel SpA	8,924,999	48,822
Brookfield Infrastructure Partners LP	860,076	32,861
		2,522,410

Real estate 1.41%
Crown Castle International Corp. REIT	3,940,019	663,420
VICI Properties, Inc. REIT	14,542,214	433,213
Gaming and Leisure Properties, Inc. REIT	4,745,021	217,607
Equinix, Inc. REIT	206,924	135,953
K-Fast Holding AB, Class B1	3,113,539	6,172
Shimao Group Holdings, Ltd.[4,5]	7,596,500	1,936
		1,458,301

Total common stocks (cost: $72,381,015,000)		99,706,757

Rights & warrants 0.00%
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]	179,683	98

Total rights & warrants (cost: $0)		98

Convertible stocks 0.30%
Information technology 0.21%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	141,316	212,419

Utilities 0.05%
AES Corp., convertible preferred units, 6.875% 2024	640,442	55,290

Financials 0.04%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	751,073	43,915

Total convertible stocks (cost: $245,652,000)		311,624

Short-term securities 3.91%
Money market investments 3.67%
Capital Group Central Cash Fund 1.38%[3,7]	38,074,066	3,806,645

Fundamental Investors	7

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.24%
Capital Group Central Cash Fund 1.38%[3,7,8]	709,555	$70,941
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[7,8]	37,456,228	37,456
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[7,8]	35,470,653	35,471
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[7,8]	35,470,654	35,471
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[7,8]	35,470,654	35,471
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[7,8]	35,470,653	35,470
		250,280

Total short-term securities (cost: $4,057,562,000)		4,056,925

Total investment securities 100.22% (cost: $76,684,229,000)		104,075,404
Other assets less liabilities (0.22)%		(224,199)

Net assets 100.00%		$103,851,205

Investments in affiliates3

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Common stocks 1.13%
Health care 0.01%
Applied Molecular Transport, Inc.[1,2]	$32,344	$—		$—	$—	$(25,611)	$6,733	$—
Kronos Bio, Inc.[1,9]	42,573	—		13,734	(74,392)	45,553	—	—
							6,733
Financials 0.26%
OneMain Holdings, Inc.	115,382	236,738		—	—	(85,145)	266,975	10,281
Industrials 0.76%
Regal Rexnord Corp.	474,020	126,464		—	—	(185,639)	414,845	2,345
ITT, Inc.	524,713	42,172		—	—	(192,762)	374,123	2,938
							788,968
Consumer staples 0.10%
Shop Apotheke Europe NV, non-registered shares[1]	151,680	—		—	—	(47,159)	104,521	—
Total common stocks							1,167,197
Short-term securities 3.74%
Money market investments 3.67%
Capital Group Central Cash Fund 1.38%[7]	2,325,312	6,883,286		5,400,661	(438)	(854)	3,806,645	8,619
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 1.38%[7,8]	17,038	53,903	[10]				70,941	—	[11]
Total short-term securities							3,877,586
Total 4.86%					$(74,830)	$(491,617)	$5,044,783	$24,183

Private placement security6

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Checkout Payments Group, Ltd., Series D	1/11/2022	$49,614	$38,662	.04%

8	Fundamental Investors

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $267,499,000, which represented .26% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $41,797,000, which represented .04% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[7]	Rate represents the seven-day yield at 6/30/2022.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Affiliated issuer during the reporting period but no longer held at 6/30/2022.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts

Refer to the notes to financial statements.

Fundamental Investors	9

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2022	(dollars in thousands)

Assets:
Investment securities, at value (includes $267,499 of investment securities on loan):
Unaffiliated issuers (cost: $71,072,992)	$99,030,621
Affiliated issuers (cost: $5,611,237)	5,044,783	$104,075,404
Cash		6,676
Cash denominated in currencies other than U.S. dollars (cost: $3,891)		3,891
Cash collateral received for securities on loan		27,809
Receivables for:
Sales of investments	142,801
Sales of fund’s shares	57,674
Dividends	165,310
Securities lending income	20	365,805
		104,479,585
Liabilities:
Collateral for securities on loan		278,089
Payables for:
Purchases of investments	195,159
Repurchases of fund’s shares	86,593
Investment advisory services	21,448
Services provided by related parties	20,392
Trustees’ deferred compensation	3,970
Non-U.S. taxes	20,469
Other	2,260	350,291
Net assets at June 30, 2022		$103,851,205

Net assets consist of:
Capital paid in on shares of beneficial interest		$72,343,668
Total distributable earnings		31,507,537
Net assets at June 30, 2022		$103,851,205

Refer to the notes to financial statements.

10	Fundamental Investors

Financial statements (continued)

Statement of assets and liabilities	unaudited
at June 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,768,290 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$54,604,446	929,381		$58.75
Class C	1,231,819	21,087		58.42
Class T	10	—	*	58.72
Class F-1	1,675,802	28,540		58.72
Class F-2	10,414,135	177,371		58.71
Class F-3	7,757,057	132,122		58.71
Class 529-A	2,993,732	51,059		58.63
Class 529-C	93,685	1,595		58.73
Class 529-E	80,351	1,372		58.58
Class 529-T	16	—	*	58.73
Class 529-F-1	11	—	*	58.57
Class 529-F-2	248,233	4,226		58.74
Class 529-F-3	11	—	*	58.74
Class R-1	85,192	1,458		58.42
Class R-2	588,235	10,084		58.34
Class R-2E	77,462	1,327		58.38
Class R-3	1,392,443	23,769		58.58
Class R-4	1,319,814	22,525		58.59
Class R-5E	413,804	7,061		58.60
Class R-5	825,574	14,041		58.80
Class R-6	20,049,373	341,272		58.75

*	Amount less than one thousand.

Refer to the notes to financial statements.

Fundamental Investors	11

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $33,410; also includes $24,183 from affiliates)	$1,191,070
Interest from unaffiliated issuers	754
Securities lending income (net of fees)	584	$1,192,408
Fees and expenses*:
Investment advisory services	143,022
Distribution services	101,890
Transfer agent services	35,453
Administrative services	17,928
529 plan services	1,086
Reports to shareholders	1,183
Registration statement and prospectus	1,351
Trustees’ compensation	(283)
Auditing and legal	75
Custodian	1,698
Other	109	303,512
Net investment income		888,896

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $4,930):
Unaffiliated issuers	3,784,853
Affiliated issuers	(74,830)
Currency transactions	(2,976)	3,707,047
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $13,258):
Unaffiliated issuers	(31,649,613)
Affiliated issuers	(491,617)
Currency translations	(982)	(32,142,212)
Net realized gain and unrealized depreciation		(28,435,165)

Net decrease in net assets resulting from operations		$(27,546,269)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

12	Fundamental Investors

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2022*	Year ended December 31, 2021
Operations:
Net investment income	$888,896	$1,718,876
Net realized gain	3,707,047	11,703,483
Net unrealized (depreciation) appreciation	(32,142,212)	12,264,353
Net (decrease) increase in net assets resulting from operations	(27,546,269)	25,686,712

Distributions paid to shareholders	(2,741,580)	(13,995,644)

Net capital share transactions	(1,550,811)	8,178,328

Total (decrease) increase in net assets	(31,838,660)	19,869,396

Net assets:
Beginning of period	135,689,865	115,820,469
End of period	$103,851,205	$135,689,865

*	Unaudited.

Refer to the notes to financial statements.

Fundamental Investors	13

Notes to financial statements	unaudited

1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

14	Fundamental Investors

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Fundamental Investors	15

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$21,215,847	$—	$—	$21,215,847
Health care	14,982,837	—	—	14,982,837
Consumer discretionary	11,663,257	—	—	11,663,257
Financials	10,181,451	—	—	10,181,451
Industrials	10,045,810	—	38,662	10,084,472
Consumer staples	9,417,035	—	—	9,417,035
Communication services	8,041,538	—	—	8,041,538
Energy	5,846,631	1,199	—	5,847,830
Materials	4,291,779	—	—	4,291,779
Utilities	2,522,410	—	—	2,522,410
Real estate	1,456,365	—	1,936	1,458,301
Rights & warrants	98	—	—	98
Convertible stocks	311,624	—	—	311,624
Short-term securities	4,056,925	—	—	4,056,925
Total	$104,033,607	$1,199	$40,598	$104,075,404

16	Fundamental Investors

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Fundamental Investors	17

 5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of June 30, 2022, the total value of securities on loan was $267,499,000, and the total value of collateral received was $278,089,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2022, the fund recognized $1,838,000 in reclaims (net of $54,000 in fees and the effect of realized gain or loss from currency translations) and $553,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

18	Fundamental Investors

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$307,744
Undistributed long-term capital gains	2,092,598
Post-October capital loss deferral*	(28,501)

*	This deferral is considered incurred in the subsequent year.

As of June 30, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$34,525,311
Gross unrealized depreciation on investments	(7,182,826)
Net unrealized appreciation on investments	27,342,485
Cost of investments	76,732,919

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2022						Year ended December 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$311,785		$1,099,047		$1,410,832		$819,778		$6,419,669	$7,239,447
Class C	1,637		25,024		26,661		7,838		159,570	167,408
Class T	—	†	—	†	—	†	—	†	1	1
Class F-1	9,174		33,828		43,002		26,727		216,918	243,645
Class F-2	74,315		211,522		285,837		190,478		1,282,648	1,473,126
Class F-3	58,513		156,030		214,543		144,351		906,530	1,050,881
Class 529-A	16,537		60,188		76,725		42,500		344,904	387,404
Class 529-C	94		1,879		1,973		539		12,560	13,099
Class 529-E	334		1,619		1,953		970		9,732	10,702
Class 529-T	—	†	—	†	—	†	—	†	2	2
Class 529-F-1	—	†	—	†	—	†	—	†	1	1
Class 529-F-2	1,707		4,974		6,681		3,908		26,823	30,731
Class 529-F-3	—	†	—	†	—	†	—	†	1	1
Class R-1	106		1,734		1,840		486		10,709	11,195
Class R-2	636		11,916		12,552		3,459		73,079	76,538
Class R-2E	221		1,573		1,794		752		9,660	10,412
Class R-3	5,198		28,119		33,317		16,555		177,220	193,775
Class R-4	7,345		26,682		34,027		21,220		169,158	190,378
Class R-5E	2,751		8,407		11,158		8,276		56,936	65,212
Class R-5	6,283		17,032		23,315		17,802		112,079	129,881
Class R-6	151,538		403,832		555,370		370,731		2,331,074	2,701,805
Total	$648,174		$2,093,406		$2,741,580		$1,676,370		$12,319,274	$13,995,644

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.227% on such assets in excess of $144 billion. For the six months ended June 30, 2022, the investment advisory services fees were $143,022,000, which were equivalent to an annualized rate of 0.239% of average daily net assets.

Fundamental Investors	19

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2022, the 529 plan services fees were $1,086,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

20	Fundamental Investors

For the six months ended June 30, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$78,106	$21,777		$9,373		Not applicable
Class C	7,334	512		220		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,472	1,270		297		Not applicable
Class F-2	Not applicable	6,325		1,852		Not applicable
Class F-3	Not applicable	42		1,330		Not applicable
Class 529-A	3,885	1,076		508		$952
Class 529-C	553	36		17		31
Class 529-E	229	14		14		26
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	55		41		77
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	492	50		15		Not applicable
Class R-2	2,547	1,253		102		Not applicable
Class R-2E	264	96		13		Not applicable
Class R-3	4,064	1,305		244		Not applicable
Class R-4	1,944	839		233		Not applicable
Class R-5E	Not applicable	413		72		Not applicable
Class R-5	Not applicable	278		151		Not applicable
Class R-6	Not applicable	112		3,446		Not applicable
Total class-specific expenses	$101,890	$35,453		$17,928		$1,086

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(283,000) in the fund’s statement of operations reflects $229,000 in current fees (either paid in cash or deferred) and a net decrease of $512,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $552,656,000 and $462,573,000, respectively, which generated $43,697,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2022.

Fundamental Investors	21

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class A	$1,631,462	23,853	$1,387,712		22,989		$(3,213,662)	(47,527)	$(194,488)	(685)
Class C	71,883	1,052	26,578		448		(218,591)	(3,228)	(120,130)	(1,728)
Class T	—	—	—		—		—	—	—	—
Class F-1	33,602	492	42,654		707		(217,029)	(3,173)	(140,773)	(1,974)
Class F-2	1,024,683	15,019	278,108		4,596		(1,920,740)	(28,624)	(617,949)	(9,009)
Class F-3	710,537	10,405	213,469		3,526		(969,262)	(14,223)	(45,256)	(292)
Class 529-A	134,005	1,956	76,708		1,274		(170,882)	(2,493)	39,831	737
Class 529-C	8,804	128	1,972		33		(22,114)	(322)	(11,338)	(161)
Class 529-E	3,530	51	1,953		33		(6,714)	(97)	(1,231)	(13)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	24,707	361	6,679		110		(16,231)	(236)	15,155	235
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	6,669	97	1,831		31		(11,901)	(175)	(3,401)	(47)
Class R-2	57,635	846	12,547		212		(102,531)	(1,484)	(32,349)	(426)
Class R-2E	8,949	130	1,794		30		(14,529)	(205)	(3,786)	(45)
Class R-3	115,159	1,673	33,270		555		(242,817)	(3,528)	(94,388)	(1,300)
Class R-4	90,178	1,308	34,015		565		(232,847)	(3,390)	(108,654)	(1,517)
Class R-5E	76,554	1,112	11,157		185		(104,262)	(1,510)	(16,551)	(213)
Class R-5	37,956	556	23,284		384		(167,872)	(2,504)	(106,632)	(1,564)
Class R-6	676,480	9,970	552,583		9,121		(1,337,934)	(19,861)	(108,871)	(770)
Total net increase (decrease)	$4,712,793	69,009	$2,706,314		44,799		$(8,969,918)	(132,580)	$(1,550,811)	(18,772)

Refer to the end of the table for footnotes.

22	Fundamental Investors

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class A	$4,037,931	53,384	$7,118,564	95,848		$(7,194,644)	(95,174)	$3,961,851	54,058
Class C	182,055	2,419	166,833	2,261		(463,707)	(6,164)	(114,819)	(1,484)
Class T	—	—	—	—		—	—	—	—
Class F-1	111,653	1,484	241,805	3,256		(801,609)	(10,717)	(448,151)	(5,977)
Class F-2	2,639,525	34,849	1,433,099	19,306		(2,657,058)	(35,157)	1,415,566	18,998
Class F-3	1,634,182	21,634	1,045,606	14,084		(1,753,290)	(23,235)	926,498	12,483
Class 529-A	312,260	4,127	387,334	5,226		(428,658)	(5,667)	270,936	3,686
Class 529-C	21,270	281	13,092	177		(59,912)	(790)	(25,550)	(332)
Class 529-E	7,520	100	10,705	144		(19,013)	(252)	(788)	(8)
Class 529-T	—	—	2	—	†	—	—	2	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	59,331	780	30,715	414		(41,635)	(549)	48,411	645
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	10,449	139	11,144	151		(31,985)	(424)	(10,392)	(134)
Class R-2	110,630	1,474	76,493	1,038		(195,652)	(2,619)	(8,529)	(107)
Class R-2E	16,303	221	10,411	141		(32,121)	(431)	(5,407)	(69)
Class R-3	229,697	3,059	193,470	2,613		(562,144)	(7,453)	(138,977)	(1,781)
Class R-4	206,232	2,735	190,341	2,569		(606,511)	(8,047)	(209,938)	(2,743)
Class R-5E	258,904	3,527	65,210	881		(241,663)	(3,191)	82,451	1,217
Class R-5	109,737	1,461	129,798	1,745		(429,209)	(5,705)	(189,674)	(2,499)
Class R-6	3,694,739	48,766	2,686,657	36,167		(3,756,560)	(49,487)	2,624,836	35,446
Total net increase (decrease)	$13,642,418	180,440	$13,811,281	186,021		$(19,275,371)	(255,062)	$8,178,328	111,399

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $17,213,684,000 and $21,950,090,000, respectively, during the six months ended June 30, 2022.

Fundamental Investors	23

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
6/30/2022[5,6]	$75.96	$.47	$(16.14)	$(15.67)	$(.34)	$(1.20)	$(1.54)	$58.75	(20.68)%[7]	$54,605		.60%[8]		.60%[8]		1.40%[8]
12/31/2021	69.15	.96	14.18	15.14	(.94)	(7.39)	(8.33)	75.96	22.49	70,646		.59		.59		1.26
12/31/2020	62.02	.89	8.05	8.94	(1.03)	(.78)	(1.81)	69.15	14.95	60,572		.61		.61		1.48
12/31/2019	52.29	.98	13.30	14.28	(.94)	(3.61)	(4.55)	62.02	27.61	56,715		.61		.61		1.65
12/31/2018	62.21	1.01	(5.19)	(4.18)	(.99)	(4.75)	(5.74)	52.29	(6.60)	47,045		.59		.59		1.61
12/31/2017	54.44	.93	11.65	12.58	(.91)	(3.90)	(4.81)	62.21	23.37	53,885		.60		.60		1.55
Class C:
6/30/2022[5,6]	75.51	.22	(16.03)	(15.81)	(.08)	(1.20)	(1.28)	58.42	(20.96)[7]	1,232		1.35	[8]	1.35	[8]	.64	[8]
12/31/2021	68.77	.38	14.11	14.49	(.36)	(7.39)	(7.75)	75.51	21.59	1,723		1.34		1.34		.51
12/31/2020	61.66	.45	8.01	8.46	(.57)	(.78)	(1.35)	68.77	14.08	1,671		1.35		1.35		.76
12/31/2019	52.00	.52	13.23	13.75	(.48)	(3.61)	(4.09)	61.66	26.66	2,061		1.37		1.37		.89
12/31/2018	61.88	.50	(5.15)	(4.65)	(.48)	(4.75)	(5.23)	52.00	(7.35)	1,996		1.39		1.39		.81
12/31/2017	54.18	.45	11.58	12.03	(.43)	(3.90)	(4.33)	61.88	22.37	2,535		1.40		1.40		.75
Class T:
6/30/2022[5,6]	75.93	.56	(16.14)	(15.58)	(.43)	(1.20)	(1.63)	58.72	(20.57)[7,9]	—	[10]	.34	[8,9]	.34	[8,9]	1.66	[8,9]
12/31/2021	69.12	1.13	14.19	15.32	(1.12)	(7.39)	(8.51)	75.93	22.78 [9]	—	[10]	.36	[9]	.36	[9]	1.49	[9]
12/31/2020	62.02	1.04	8.02	9.06	(1.18)	(.78)	(1.96)	69.12	15.22 [9]	—	[10]	.36	[9]	.36	[9]	1.74	[9]
12/31/2019	52.28	1.12	13.32	14.44	(1.09)	(3.61)	(4.70)	62.02	27.95 [9]	—	[10]	.37	[9]	.37	[9]	1.90	[9]
12/31/2018	62.20	1.14	(5.19)	(4.05)	(1.12)	(4.75)	(5.87)	52.28	(6.41)[9]	—	[10]	.38	[9]	.38	[9]	1.82	[9]
12/31/2017[5,11]	57.85	.81	8.30	9.11	(.86)	(3.90)	(4.76)	62.20	15.96 [7,9]	—	[10]	.39	[8,9]	.39	[8,9]	1.80	[8,9]
Class F-1:
6/30/2022[5,6]	75.91	.45	(16.12)	(15.67)	(.32)	(1.20)	(1.52)	58.72	(20.69)[7]	1,676		.65	[8]	.65	[8]	1.33	[8]
12/31/2021	69.10	.91	14.18	15.09	(.89)	(7.39)	(8.28)	75.91	22.42	2,316		.65		.65		1.20
12/31/2020	61.98	.87	8.03	8.90	(1.00)	(.78)	(1.78)	69.10	14.89	2,522		.65		.65		1.45
12/31/2019	52.26	.94	13.29	14.23	(.90)	(3.61)	(4.51)	61.98	27.53	2,771		.66		.66		1.60
12/31/2018	62.17	.96	(5.18)	(4.22)	(.94)	(4.75)	(5.69)	52.26	(6.67)	2,352		.67		.67		1.52
12/31/2017	54.41	.88	11.65	12.53	(.87)	(3.90)	(4.77)	62.17	23.27	2,970		.67		.67		1.47
Class F-2:
6/30/2022[5,6]	75.91	.55	(16.14)	(15.59)	(.41)	(1.20)	(1.61)	58.71	(20.58)[7]	10,414		.38	[8]	.38	[8]	1.61	[8]
12/31/2021	69.11	1.12	14.17	15.29	(1.10)	(7.39)	(8.49)	75.91	22.73	14,149		.38		.38		1.47
12/31/2020	62.00	1.02	8.03	9.05	(1.16)	(.78)	(1.94)	69.11	15.20	11,567		.39		.39		1.71
12/31/2019	52.27	1.10	13.30	14.40	(1.06)	(3.61)	(4.67)	62.00	27.87	10,821		.40		.40		1.86
12/31/2018	62.19	1.13	(5.19)	(4.06)	(1.11)	(4.75)	(5.86)	52.27	(6.43)	8,654		.41		.41		1.80
12/31/2017	54.43	1.00	11.68	12.68	(1.02)	(3.90)	(4.92)	62.19	23.57	7,688		.42		.42		1.68
Class F-3:
6/30/2022[5,6]	75.91	.58	(16.13)	(15.55)	(.45)	(1.20)	(1.65)	58.71	(20.54)[7]	7,757		.28	[8]	.28	[8]	1.72	[8]
12/31/2021	69.11	1.20	14.17	15.37	(1.18)	(7.39)	(8.57)	75.91	22.86	10,052		.28		.28		1.58
12/31/2020	62.00	1.08	8.03	9.11	(1.22)	(.78)	(2.00)	69.11	15.32	8,288		.29		.29		1.81
12/31/2019	52.27	1.17	13.29	14.46	(1.12)	(3.61)	(4.73)	62.00	28.01	7,595		.30		.30		1.97
12/31/2018	62.19	1.19	(5.19)	(4.00)	(1.17)	(4.75)	(5.92)	52.27	(6.34)	5,448		.31		.31		1.89
12/31/2017[5,12]	56.55	1.11	9.52	10.63	(1.09)	(3.90)	(4.99)	62.19	19.08 [7]	5,541		.31	[8]	.31	[8]	1.96	[8]
Class 529-A:
6/30/2022[5,6]	75.81	.46	(16.11)	(15.65)	(.33)	(1.20)	(1.53)	58.63	(20.69)[7]	2,994		.63	[8]	.63	[8]	1.37	[8]
12/31/2021	69.02	.93	14.16	15.09	(.91)	(7.39)	(8.30)	75.81	22.46	3,815		.63		.63		1.22
12/31/2020	61.92	.86	8.02	8.88	(1.00)	(.78)	(1.78)	69.02	14.88	3,219		.65		.65		1.43
12/31/2019	52.21	.94	13.28	14.22	(.90)	(3.61)	(4.51)	61.92	27.53	2,810		.67		.67		1.60
12/31/2018	62.12	.96	(5.18)	(4.22)	(.94)	(4.75)	(5.69)	52.21	(6.68)	2,304		.67		.67		1.53
12/31/2017	54.37	.88	11.64	12.52	(.87)	(3.90)	(4.77)	62.12	23.28	2,533		.67		.67		1.47

Refer to the end of the table for footnotes.

24	Fundamental Investors

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
6/30/2022[5,6]	$75.90	$.20	$(16.11)	$(15.91)	$(.06)	$(1.20)	$(1.26)	$58.73	(20.98)%[7]	$94		1.39%[8]		1.39%[8]		.59%[8]
12/31/2021	69.09	.35	14.17	14.52	(.32)	(7.39)	(7.71)	75.90	21.52	133		1.38		1.38		.46
12/31/2020	61.90	.46	8.03	8.49	(.52)	(.78)	(1.30)	69.09	14.05	144		1.40		1.40		.78
12/31/2019	52.19	.50	13.27	13.77	(.45)	(3.61)	(4.06)	61.90	26.59	350		1.41		1.41		.84
12/31/2018	62.08	.48	(5.18)	(4.70)	(.44)	(4.75)	(5.19)	52.19	(7.39)	340		1.43		1.43		.76
12/31/2017	54.31	.41	11.62	12.03	(.36)	(3.90)	(4.26)	62.08	22.32	430		1.45		1.45		.69
Class 529-E:
6/30/2022[5,6]	75.73	.38	(16.08)	(15.70)	(.25)	(1.20)	(1.45)	58.58	(20.77)[7]	80		.86	[8]	.86	[8]	1.13	[8]
12/31/2021	68.96	.75	14.14	14.89	(.73)	(7.39)	(8.12)	75.73	22.16	105		.86		.86		.99
12/31/2020	61.85	.73	8.03	8.76	(.87)	(.78)	(1.65)	68.96	14.65	96		.87		.87		1.23
12/31/2019	52.16	.81	13.26	14.07	(.77)	(3.61)	(4.38)	61.85	27.24	94		.89		.89		1.37
12/31/2018	62.06	.81	(5.17)	(4.36)	(.79)	(4.75)	(5.54)	52.16	(6.88)	82		.90		.90		1.29
12/31/2017	54.33	.74	11.62	12.36	(.73)	(3.90)	(4.63)	62.06	22.97	93		.91		.91		1.24
Class 529-T:
6/30/2022[5,6]	75.93	.54	(16.13)	(15.59)	(.41)	(1.20)	(1.61)	58.73	(20.59)[7,9]	—	[10]	.40	[8,9]	.40	[8,9]	1.60	[8,9]
12/31/2021	69.13	1.10	14.17	15.27	(1.08)	(7.39)	(8.47)	75.93	22.69 [9]	—	[10]	.41	[9]	.41	[9]	1.44	[9]
12/31/2020	62.02	1.00	8.04	9.04	(1.15)	(.78)	(1.93)	69.13	15.17 [9]	—	[10]	.41	[9]	.41	[9]	1.68	[9]
12/31/2019	52.28	1.09	13.31	14.40	(1.05)	(3.61)	(4.66)	62.02	27.86 [9]	—	[10]	.42	[9]	.42	[9]	1.85	[9]
12/31/2018	62.20	1.10	(5.18)	(4.08)	(1.09)	(4.75)	(5.84)	52.28	(6.46)[9]	—	[10]	.44	[9]	.44	[9]	1.76	[9]
12/31/2017[5,11]	57.85	.78	8.30	9.08	(.83)	(3.90)	(4.73)	62.20	15.90 [7,9]	—	[10]	.45	[8,9]	.45	[8,9]	1.75	[8,9]
Class 529-F-1:
6/30/2022[5,6]	75.73	.52	(16.09)	(15.57)	(.39)	(1.20)	(1.59)	58.57	(20.61)[7,9]	—	[10]	.46	[8,9]	.46	[8,9]	1.54	[8,9]
12/31/2021	68.95	1.06	14.16	15.22	(1.05)	(7.39)	(8.44)	75.73	22.68 [9]	—	[10]	.45	[9]	.45	[9]	1.40	[9]
12/31/2020	61.85	.97	8.05	9.02	(1.14)	(.78)	(1.92)	68.95	15.19 [9]	—	[10]	.42	[9]	.42	[9]	1.66	[9]
12/31/2019	52.15	1.08	13.27	14.35	(1.04)	(3.61)	(4.65)	61.85	27.84	196		.43		.43		1.83
12/31/2018	62.07	1.10	(5.19)	(4.09)	(1.08)	(4.75)	(5.83)	52.15	(6.48)	149		.44		.44		1.76
12/31/2017	54.34	1.01	11.62	12.63	(1.00)	(3.90)	(4.90)	62.07	23.53	137		.45		.45		1.69
Class 529-F-2:
6/30/2022[5,6]	75.95	.55	(16.14)	(15.59)	(.42)	(1.20)	(1.62)	58.74	(20.58)[7]	248		.37	[8]	.37	[8]	1.63	[8]
12/31/2021	69.14	1.12	14.17	15.29	(1.09)	(7.39)	(8.48)	75.95	22.73	303		.39		.39		1.47
12/31/2020[5,13]	59.63	.19	9.87	10.06	(.55)	—	(.55)	69.14	16.87 [7]	231		.07	[7]	.07	[7]	.29	[7]
Class 529-F-3:
6/30/2022[5,6]	75.95	.56	(16.14)	(15.58)	(.43)	(1.20)	(1.63)	58.74	(20.56)[7]	—	[10]	.33	[8]	.33	[8]	1.66	[8]
12/31/2021	69.13	1.16	14.19	15.35	(1.14)	(7.39)	(8.53)	75.95	22.81	—	[10]	.35		.33		1.52
12/31/2020[5,13]	59.63	.20	9.86	10.06	(.56)	—	(.56)	69.13	16.88 [7]	—	[10]	.09	[7]	.06	[7]	.30	[7]
Class R-1:
6/30/2022[5,6]	75.51	.21	(16.03)	(15.82)	(.07)	(1.20)	(1.27)	58.42	(20.96)[7]	85		1.37	[8]	1.37	[8]	.62	[8]
12/31/2021	68.77	.36	14.11	14.47	(.34)	(7.39)	(7.73)	75.51	21.55	114		1.37		1.37		.48
12/31/2020	61.65	.42	8.02	8.44	(.54)	(.78)	(1.32)	68.77	14.05	113		1.39		1.39		.71
12/31/2019	52.00	.50	13.23	13.73	(.47)	(3.61)	(4.08)	61.65	26.60	132		1.40		1.40		.86
12/31/2018	61.88	.49	(5.16)	(4.67)	(.46)	(4.75)	(5.21)	52.00	(7.38)	128		1.41		1.41		.78
12/31/2017	54.18	.44	11.59	12.03	(.43)	(3.90)	(4.33)	61.88	22.37	160		1.41		1.41		.74

Refer to the end of the table for footnotes.

Fundamental Investors	25

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
6/30/2022[5,6]	$75.41	$.20	$(16.01)	$(15.81)	$(.06)	$(1.20)	$(1.26)	$58.34	(20.97)%[7]	$588	1.40%[8]		1.40%[8]		.60%[8]
12/31/2021	68.70	.37	14.08	14.45	(.35)	(7.39)	(7.74)	75.41	21.54	792	1.37		1.37		.48
12/31/2020	61.61	.43	8.01	8.44	(.57)	(.78)	(1.35)	68.70	14.06	729	1.38		1.38		.72
12/31/2019	51.97	.51	13.22	13.73	(.48)	(3.61)	(4.09)	61.61	26.62	734	1.40		1.40		.87
12/31/2018	61.86	.49	(5.15)	(4.66)	(.48)	(4.75)	(5.23)	51.97	(7.37)	658	1.41		1.41		.79
12/31/2017	54.16	.44	11.59	12.03	(.43)	(3.90)	(4.33)	61.86	22.39	797	1.40		1.40		.74
Class R-2E:
6/30/2022[5,6]	75.47	.30	(16.02)	(15.72)	(.17)	(1.20)	(1.37)	58.38	(20.86)[7]	77	1.09	[8]	1.09	[8]	.90	[8]
12/31/2021	68.75	.58	14.10	14.68	(.57)	(7.39)	(7.96)	75.47	21.89	104	1.08		1.08		.77
12/31/2020	61.67	.60	8.01	8.61	(.75)	(.78)	(1.53)	68.75	14.39	99	1.08		1.08		1.01
12/31/2019	52.02	.69	13.23	13.92	(.66)	(3.61)	(4.27)	61.67	26.99	91	1.09		1.09		1.17
12/31/2018	61.92	.69	(5.16)	(4.47)	(.68)	(4.75)	(5.43)	52.02	(7.08)	65	1.11		1.11		1.10
12/31/2017	54.24	.64	11.58	12.22	(.64)	(3.90)	(4.54)	61.92	22.74	56	1.10		1.10		1.06
Class R-3:
6/30/2022[5,6]	75.73	.36	(16.09)	(15.73)	(.22)	(1.20)	(1.42)	58.58	(20.80)[7]	1,392	.94	[8]	.94	[8]	1.05	[8]
12/31/2021	68.96	.70	14.14	14.84	(.68)	(7.39)	(8.07)	75.73	22.08	1,898	.93		.93		.92
12/31/2020	61.84	.70	8.03	8.73	(.83)	(.78)	(1.61)	68.96	14.58	1,851	.93		.93		1.17
12/31/2019	52.15	.77	13.27	14.04	(.74)	(3.61)	(4.35)	61.84	27.17	1,986	.94		.94		1.31
12/31/2018	62.05	.78	(5.18)	(4.40)	(.75)	(4.75)	(5.50)	52.15	(6.95)	1,880	.96		.96		1.24
12/31/2017	54.31	.71	11.63	12.34	(.70)	(3.90)	(4.60)	62.05	22.93	2,360	.95		.95		1.19
Class R-4:
6/30/2022[5,6]	75.75	.46	(16.09)	(15.63)	(.33)	(1.20)	(1.53)	58.59	(20.68)[7]	1,320	.63	[8]	.63	[8]	1.35	[8]
12/31/2021	68.97	.92	14.16	15.08	(.91)	(7.39)	(8.30)	75.75	22.45	1,821	.63		.63		1.22
12/31/2020	61.87	.88	8.01	8.89	(1.01)	(.78)	(1.79)	68.97	14.92	1,847	.63		.63		1.47
12/31/2019	52.17	.95	13.28	14.23	(.92)	(3.61)	(4.53)	61.87	27.57	1,970	.64		.64		1.62
12/31/2018	62.07	.96	(5.17)	(4.21)	(.94)	(4.75)	(5.69)	52.17	(6.65)	1,879	.65		.65		1.54
12/31/2017	54.33	.89	11.63	12.52	(.88)	(3.90)	(4.78)	62.07	23.30	2,523	.65		.65		1.49
Class R-5E:
6/30/2022[5,6]	75.77	.52	(16.10)	(15.58)	(.39)	(1.20)	(1.59)	58.60	(20.61)[7]	414	.45	[8]	.45	[8]	1.55	[8]
12/31/2021	68.99	1.10	14.14	15.24	(1.07)	(7.39)	(8.46)	75.77	22.71	551	.42		.42		1.45
12/31/2020	61.90	.99	8.02	9.01	(1.14)	(.78)	(1.92)	68.99	15.14	418	.43		.43		1.67
12/31/2019	52.19	1.09	13.28	14.37	(1.05)	(3.61)	(4.66)	61.90	27.85	379	.43		.43		1.84
12/31/2018	62.12	1.14	(5.22)	(4.08)	(1.10)	(4.75)	(5.85)	52.19	(6.45)	255	.45		.45		1.86
12/31/2017	54.38	1.02	11.64	12.66	(1.02)	(3.90)	(4.92)	62.12	23.54	16	.44		.44		1.70
Class R-5:
6/30/2022[5,6]	76.02	.56	(16.15)	(15.59)	(.43)	(1.20)	(1.63)	58.80	(20.56)[7]	826	.33	[8]	.33	[8]	1.65	[8]
12/31/2021	69.19	1.15	14.21	15.36	(1.14)	(7.39)	(8.53)	76.02	22.81	1,186	.33		.33		1.52
12/31/2020	62.08	1.06	8.03	9.09	(1.20)	(.78)	(1.98)	69.19	15.25	1,253	.33		.33		1.77
12/31/2019	52.33	1.13	13.33	14.46	(1.10)	(3.61)	(4.71)	62.08	27.95	1,354	.34		.34		1.91
12/31/2018	62.25	1.16	(5.19)	(4.03)	(1.14)	(4.75)	(5.89)	52.33	(6.37)	1,326	.35		.35		1.84
12/31/2017	54.47	1.07	11.67	12.74	(1.06)	(3.90)	(4.96)	62.25	23.68	2,041	.35		.35		1.79
Class R-6:
6/30/2022[5,6]	75.96	.58	(16.14)	(15.56)	(.45)	(1.20)	(1.65)	58.75	(20.53)[7]	20,049	.28	[8]	.28	[8]	1.72	[8]
12/31/2021	69.14	1.20	14.19	15.39	(1.18)	(7.39)	(8.57)	75.96	22.87	25,982	.28		.28		1.58
12/31/2020	62.04	1.08	8.03	9.11	(1.23)	(.78)	(2.01)	69.14	15.30	21,200	.28		.28		1.80
12/31/2019	52.30	1.17	13.31	14.48	(1.13)	(3.61)	(4.74)	62.04	28.01	18,458	.29		.29		1.98
12/31/2018	62.22	1.19	(5.19)	(4.00)	(1.17)	(4.75)	(5.92)	52.30	(6.33)	13,670	.30		.30		1.90
12/31/2017	54.45	1.10	11.66	12.76	(1.09)	(3.90)	(4.99)	62.22	23.72	12,701	.30		.30		1.84

Refer to the end of the table for footnotes.

26	Fundamental Investors

Financial highlights (continued)

	Six months ended	Year ended December 31,
	June 30, 2022[5,6,7]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[14]	15%	25%	48%	40%	34%	29%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

Fundamental Investors	27

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2022, through June 30, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	Fundamental Investors

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$793.24	$2.67	.60%
Class A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class C – actual return	1,000.00	790.36	5.99	1.35
Class C – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class T – actual return	1,000.00	794.31	1.51	.34
Class T – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class F-1 – actual return	1,000.00	793.07	2.89	.65
Class F-1 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class F-2 – actual return	1,000.00	794.17	1.69	.38
Class F-2 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-3 – actual return	1,000.00	794.58	1.25	.28
Class F-3 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 529-A – actual return	1,000.00	793.15	2.80	.63
Class 529-A – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 529-C – actual return	1,000.00	790.15	6.17	1.39
Class 529-C – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class 529-E – actual return	1,000.00	792.29	3.82	.86
Class 529-E – assumed 5% return	1,000.00	1,020.53	4.31	.86
Class 529-T – actual return	1,000.00	794.15	1.78	.40
Class 529-T – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-F-1 – actual return	1,000.00	793.86	2.05	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 529-F-2 – actual return	1,000.00	794.22	1.65	.37
Class 529-F-2 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-F-3 – actual return	1,000.00	794.40	1.47	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-1 – actual return	1,000.00	790.36	6.08	1.37
Class R-1 – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2 – actual return	1,000.00	790.27	6.21	1.40
Class R-2 – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2E – actual return	1,000.00	791.40	4.84	1.09
Class R-2E – assumed 5% return	1,000.00	1,019.39	5.46	1.09
Class R-3 – actual return	1,000.00	792.00	4.18	.94
Class R-3 – assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 – actual return	1,000.00	793.19	2.80	.63
Class R-4 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5E – actual return	1,000.00	793.91	2.00	.45
Class R-5E – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-5 – actual return	1,000.00	794.39	1.47	.33
Class R-5 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 – actual return	1,000.00	794.65	1.25	.28
Class R-6 – assumed 5% return	1,000.00	1,023.41	1.40	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Fundamental Investors	29

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Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	Fundamental Investors

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: August 31, 2022

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: August 31, 2022